8. Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings Per Share
Reconciliation of earnings to profit or loss
	2018 $	2017 $	2016 $
a. Reconciliation of earnings to profit or loss
Earnings used in calculation of both ordinary and dilutive EPS	(202,114)	(4,550,604)	(2,328,545)
b. Earnings used in calculation of both ordinary and dilutive EPS for ongoing operations	(202,114)	(4,550,604)	(2,328,545)
c. Weighted average number of ordinary shares outstanding during the year used in calculating basic EPS	40,870,275	40,870,275	40,870,275
Effect of:
Weighted average number of ordinary shares outstanding during the year used in calculating dilutive EPS	40,870,275	40,870,275	40,870,275